UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.      Name and address of issuer:

        American Beacon Funds
        4151 Amon Carter Boulevard, MD 2450
        Fort Worth, TX  76155

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2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        All classes of shares of the American Beacon S&P 500 Index Fund, American Beacon Small Cap Index Fund, American Beacon International Equity Index Fund, American Beacon Treasury Inflation Protected Securities Fund, American Beacon Money Market Fund, American Beacon Municipal Money Market Fund and American Beacon U.S. Government Money Market Fund.

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3.      Investment Company Act File Number: 811-4984

        Securities Act File Number: 33-11387

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4(a).   Last day of fiscal year for which this Form is filed:

               December 31, 2008

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4(b).   [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).   [ ] Check box if this is the last time the issuer will be filing this
            Form.

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5.      Calculation of registration fee:


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        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                 $13,037,585,954
                                                                   -------------

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        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                          $15,178,789,542
                                                      -------------
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        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               prior fiscal year ending no earlier
               than October 11, 1995 that were not
               previously used to reduce registration
               fees payable to the Commission:        $696,633,662
                                                       -------------
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        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii):                      $15,875,423,204
                                                                   -------------

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        (v)    Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                         $      0
                                                                         -------

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        (vi)   Redemption credits available for use
               in future years - if Item 5(i) is less
               than Item 5(iv) [subtract Item 5(iv)    $2,837,837,250
               from Item 5(i)]:                         -------------


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        (vii)  Multiplier for determining
               registration fee (See Instruction C.9):              x  .0000393
                                                                       ---------

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        (viii) Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no
               fee is due):                                         =  $      0
                                                                        -------

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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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

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7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        Instruction D):                                              + $ 0
                                                                         -------

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8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                       $ 0
                                                                         -------

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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

        Method of Delivery:

           [ ]  Wire Transfer

           [ ]  Mail or other means
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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Rebecca L. Harris
                            _________________________
                            Rebecca L. Harris
                            Treasurer



Date:  March 9, 2009


  *Please print the name and title of the signing officer below the signature.